FINANCIAL INSTRUMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Total Assets	$ 352,534,983	$ 339,025,621
Liabilities
Financial liabilities	321,603,343	300,968,549
Financial assets at fair value through profit or loss [member]
Assets
Total Assets	40,600,309	27,468,897
Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	25,064,048	14,083,803
Financial assets at amortized cost [member]
Assets
Total Assets	241,133,749	259,385,291
Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	296,539,295	286,884,746
Financial assets at fair value through other comprehensive income [member]
Assets
Total Assets	70,800,925	52,171,433
Deposits [member]
Liabilities
Financial liabilities	288,458,097	269,644,541
Deposits [member] | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	288,458,097	269,644,541
Liabilities at fair value through profit or loss
Liabilities
Financial liabilities	2,053,216	3,021,859
Liabilities at fair value through profit or loss | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	2,053,216	3,021,859
Repo transactions
Liabilities
Financial liabilities		3,011
Repo transactions | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities		3,011
Other financial liabilities
Liabilities
Financial liabilities	23,780,242	11,364,228
Other financial liabilities | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	23,010,832	11,058,933
Other financial liabilities | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	769,410	305,295
Financing received from the Argentine Central Bank and other financial institutions
Liabilities
Financial liabilities	6,252,548	8,833,545
Financing received from the Argentine Central Bank and other financial institutions | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	6,252,548	8,833,545
Unsubordinated Negotiable Obligations
Liabilities
Financial liabilities	1,059,240	6,379,922
Unsubordinated Negotiable Obligations | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	1,059,240	6,379,922
Subordinated negotiable obligations [member]
Liabilities
Financial liabilities		1,721,443
Subordinated negotiable obligations [member] | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities		1,721,443
Cash and due from banks [member]
Assets
Total Assets	32,574,118	55,357,647
Cash and due from banks [member] | Financial assets at amortized cost [member]
Assets
Total Assets	32,574,118	55,357,647
Debt Securities At Fair Value Through Profit Or Loss [Member]
Assets
Total Assets	19,757,685	14,900,812
Debt Securities At Fair Value Through Profit Or Loss [Member] | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	19,757,685	14,900,812
Derivatives Assets [Member]
Assets
Total Assets	221,858	217,271
Derivatives Assets [Member] | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	221,858	217,271
Repo transactions
Assets
Total Assets		33,742,602
Repo transactions | Financial assets at amortized cost [member]
Assets
Total Assets		33,742,602
Reverse Repo transactions
Assets
Total Assets	42,849,578
Reverse Repo transactions | Financial assets at amortized cost [member]
Assets
Total Assets	42,849,578
Other financial assets
Assets
Total Assets	13,922,961	6,468,183
Other financial assets | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	12,378,608	5,143,926
Other financial assets | Financial assets at amortized cost [member]
Assets
Total Assets	1,544,353	1,324,257
Loans and other financing [member]
Assets
Total Assets	155,474,329	159,085,216
Loans and other financing [member] | Financial assets at amortized cost [member]
Assets
Total Assets	155,474,329	159,085,216
Other Debt Securities
Assets
Total Assets	78,930,240	61,674,714
Other Debt Securities | Financial assets at amortized cost [member]
Assets
Total Assets	8,236,582	9,547,351
Other Debt Securities | Financial assets at fair value through other comprehensive income [member]
Assets
Total Assets	70,693,658	52,127,363
Financial assets in guarantee [member]
Assets
Total Assets	8,539,934	7,403,589
Financial assets in guarantee [member] | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	8,085,145	7,075,371
Financial assets in guarantee [member] | Financial assets at amortized cost [member]
Assets
Total Assets	454,789	328,218
Investments in Equity Instruments
Assets
Total Assets	264,280	175,587
Investments in Equity Instruments | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	157,013	131,517
Investments in Equity Instruments | Financial assets at fair value through other comprehensive income [member]
Assets
Total Assets	$ 107,267	$ 44,070